October 5, 2012

Mr. Edward P. Bartz

Staff Attorney

U.S. Securities and Exchange Commission

Division of Investment Management

Office of Investment Company Regulation

100 F Street, N.E.

Washington, D.C. 20549

Re: Elessar Funds Investment Trust (File Nos. 333-183022 and 811-22728)

Dear Mr. Bartz,

On August 2, 2012, Elessar Funds Investment Trust (the “Trust”) filed a registration statement on Form N1-A, registering one series, Elessar Small Cap Value Fund (the “Fund”) (the “Registration Statement”).  On October 1, 2012 we filed an N-1A/A in response to comments received by letter dated August 31, 2012.  We received additional comments in a phone conversation with you on October 3, 2012.  We have filed this amendment to address the changes requested in that phone conversation.  Those changes are as follows:

1.

The expense table on page 4 of the Prospectus has been corrected to show year 1 fees of $102 and $127 and year 3 fees of $382 and $460 for the Investor Class and Institutional Class respectively.

2.

The REIT disclosure on page 4 of the Prospectus now includes the phrase “with a market capitalization”.

3.

Financial Statements have been attached to the Statement of Additional Information.

4.

An updated Fee Waiver Agreement has been included for your review

5.

An updated Legal Opinion has been included for your review.

Please contact me at (216) 357-7412 if you have any question or if there is anything further that I may provide.

Regards,

Mitch Krahe